RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about receivables [Table Text Block]
Category	December 31, 2017	December 31, 2016
Sale of Akarca (Note 9)	$2,447,595	$4,145,898
Royalty income receivable	258,223	306,513
Refundable taxes	151,163	142,857
Recoverable exploration expenditures and advances	270,547	79,090
Other	248,883	168,375
As at December 31, 2017	3,376,411	4,842,733
Less: Long term portion	-	(1,412,727)
Total	$3,376,411	$3,430,006

Disclosure of details about currency of receivables [Table Text Block]
Currency	December 31, 2017	December 31, 2016
Canadian Dollars	$280,925	$48,448
US Dollars	3,040,347	4,744,825
Turkish Lira	24,535	41,785
Swedish Krona	29,575	6,824
Other	1,029	851
Total	$3,376,411	$4,842,733